Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Future undiscounted cash flows for operating leases and reconciliation to operating lease liability
For operating leases where we are the lessee, our future undiscounted cash flows as of December 31, 2023, were as follows:

(In $ millions)	Year ended December 31, 2023
2024	2
2025	1
2026	1
2027 and thereafter	2
Total	6
Reconciliation between undiscounted cashflows and operating lease liability
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheet as of December 31, 2023:

(In $ millions)	December 31, 2023	December 31, 2022
Total undiscounted cash flows	6	11
Less discount	(2)	(2)
Operating lease liability	4	9
Of which:
Current	2	3
Non-current	2	6
Total	4	9

Supplementary information regarding lease accounting
The following table gives supplementary information regarding our lease accounting at December 31, 2023:

	Successor		Predecessor
(In $ million)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Operating lease cost:
Operating lease cost	4	36	4	42
Short-term lease cost	—	3	1	1
Total lease cost	4	39	5	43

Other information:
Cash paid for lease liabilities- operating cash flows	4	39	5	41
ROU assets obtained in exchange for lease liabilities	—	—	24	24
Weighted-average remaining lease term in months	47	52	22	19
Weighted-average discount rate	10%	10%	9%	10%

Operating subleases and leases, lessor, future undiscounted cash flows, and income
For operating leases where we are the lessor, our estimated future undiscounted cashflows as of December 31, 2023, were as follows. These estimates include future charter revenue from the rigs leased to Gulfdrill but do not include the future amortization of the liability recognized in respect of the Sonadrill arrangement.

(In $ millions)	Year ended December 31, 2023
2024	53
2025	47
2026	6
Total	106
Refer to Note 9 – "Other revenue" for details of the revenues recorded in respect of the above leases.